UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6310
Greenwich Street Series Fund
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end:  December 31
Date of reporting period:  June 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

                  The Semi-Annual Report to Stockholders is filed herewith.

Greenwich Street Series Fund Semi-Annual Report

Intermediate High Grade Portfolio

Appreciation Portfolio

Fundamental Value Portfolio

Capital and Income Portfolio

June 30, 2005

Semi-Annual Report for Greenwich Street Series Fund

 WHAT’S INSIDE

Letter from the Chairman	1
Fund at a Glance:
Intermediate High Grade Portfolio	6
Appreciation Portfolio	7
Fundamental Value Portfolio	8
Capital and Income Portfolio	9
Fund Expenses	10
Schedules of Investments:
Intermediate High Grade Portfolio	12
Appreciation Portfolio	14
Fundamental Value Portfolio	20
Capital and Income Portfolio	25
Statements of Assets and Liabilities	35
Statements of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	41
Notes to Financial Statements	43

 LETTER FROM THE CHAIRMAN

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. As was the case in the U.S., international equities largely treaded water during the six-month reporting period. During this time, international equities, as measured by the MSCI EAFE Index,[v] fell 1.17%. Lackluster economic news, record high oil prices, and a strengthening U.S. dollar all kept the	R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

international equity markets from generating momentum. An April 2005 International Monetary Fund World Economic Outlook projected a modest 1.6% growth rate for the Eurozone in 2005 and Japanese growth was expected to be 0.8% in 2005, compared to 2.6% in 2004. In addition, oil prices hit $60 a barrel and led to additional concerns regarding economic growth and a possible increase in inflation. Finally, after falling in 2004, the U.S. dollar surprisingly rose versus the yen and euro over the reporting period. This was bad news for Americans investing overseas, as returns from international securities then decline when translated back into U.S. dollars. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,vi Russell 1000,vii and Russell 2000viii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

During the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long term rates, mixed economic data, and periodic flights to quality all supported bond prices. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,ix returned 2.51%.

Within this environment, the Portfolios performed as follows:1

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2005
(unaudited)

6 Months
Intermediate High Grade Portfolio	0.23%

Lehman Brothers Government/ Credit Bond Index	2.75%

Lipper Variable Corporate Debt A-Rated Funds Category Average	2.33%
Appreciation Portfolio	-1.07%

S&P 500 Index	-0.81%

Lipper Variable Large-Cap Core Funds Category Average	-0.76%
Fundamental Value Portfolio	-1.71%

S&P 500 Index	-0.81%

Lipper Variable Multi-Cap Core Funds Category Average	-0.59%

Since Inception on 5/03/05
Capital and Income Portfolio	3.60%

S&P 500 Index	2.94%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

The manager of the Capital and Income Portfolio has agreed through May 1, 2006 to waive a portion of its fees and/or reimburse expenses so that the Fund’s total operating expenses will not exceed 1.00% of net assets. Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 and include the reinvestment of dividends and capital gains distributions, if any. Returns were calculated among the 41 funds in the variable corporate debt A-rated funds category. Returns were calculated among the 223 funds in the variable large-cap core funds category. Returns were calculated among the 146 funds in the variable multi-cap core funds category.

Intermediate High Grade Portfolio1

Special Shareholder Notice

On April 15, 2005 and July 12, 2005, the Board of Trustees of the Trust, on behalf of the Fund, approved a proposal to liquidate the Fund.

On or about August 5, 2005, shareholders of record on July 12, 2005 will be mailed a proxy statement describing the proposed liquidation in anticipation of a meeting of the shareholders expected to be held on September 9, 2005.

Shareholders will be able to exchange shares of the Fund for shares of other funds offered under the Insurance Contracts. If no exchange is requested by September 16, 2005, proceeds will be redeemed and invested in Travelers Series Fund Inc. — Smith Barney Money Market Portfolio on September 16, 2005, or as soon as practicable thereafter, as of the price computed on that date.

1	Each Fund is a separate investment series of Greenwich Street Series Funds, a Massachusetts Business Trust. The Funds are underlying investment options of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The Funds’ performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the Funds. Past performance is no guarantee of future results.

For those shareholders who have elected to have their dividends reinvested, dividends will continue to be reinvested automatically, unless otherwise directed by shareholders, until the Fund’s liquidation date. If the proposed liquidation is approved by Fund shareholders on September 9, 2005, the liquidation will occur as soon after the shareholder meeting as practicable.

Performance Review

For the six months ended June 30, 2005, the Intermediate High Grade Portfolio returned 0.23%. These shares underperformed the Lipper Variable Corporate Debt A-Rated Funds Category Average2 which increased 2.33% for the same time frame. The Fund’s unmanaged benchmark, the Lehman Brothers Government/ Credit Bond Indexx, returned 2.75% for the same period.

Appreciation Portfolio3

For the six months ended June 30, 2005, the Appreciation Portfolio returned -1.07%. These shares underperformed the Fund’s unmanaged benchmark, the S&P 500 Index, which returned -0.81% for the same period. They also underperformed the Fund’s Lipper Variable Large-Cap Core Funds Category Average4, which decreased 0.76% over the same time frame.

Fundamental Value Portfolio3

For the six months ended June 30, 2005, the Fundamental Value Portfolio returned -1.71%. These shares underperformed the Fund’s unmanaged benchmark, the S&P 500 Index, which returned -0.81% for the same period. They also underperformed the Fund’s Lipper Variable Multi-Cap Core Funds Category Average5, which decreased 0.59% over the same time frame.

Capital and Income Portfolio3

Since its inception on May 3, 2005 through June 30, 2005, the Capital and Income Portfolio returned 3.60%. It outperformed its unmanaged benchmark, the S&P 500 Index, which returned 2.94% for the same period.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

2	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 41 funds in the Fund’s Lipper category, and excluding sales charges.

3	Each Fund is a separate investment series of Greenwich Street Series Funds, a Massachusetts Business Trust. The Funds are underlying investment options of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the Funds. Past performance is no guarantee of future results.

4	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 223 funds in the Fund’s Lipper category, and excluding sales charges.

5	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 146 funds in the Fund’s Lipper category, and excluding sales charges.

As part of this transaction, Smith Barney Fund Management LLC (the “Adviser”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Adviser is the investment adviser to each Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment advisory and management contracts between the Funds and the Adviser. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment advisory contract between each Fund and the Adviser. If approved by the Board, the new investment advisory contract will be presented to the shareholders of each Fund for their approval.

Subsequently, on August 1, 2005, the Board approved the new investment advisory contract between the Funds and the Adviser.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 2, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2005 and are subject to change. Please refer to pages 12 through 33 for a list and percentage breakdown of the Funds’ holdings.

RISKS:

Intermediate High Grade Portfolio: Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on portfolio performance. Please see the Fund’s prospectus for more information on these and other risks.

Appreciation Portfolio: The portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on portfolio performance. Please see the Fund’s prospectus for more information on these and other risks.

Fundamental Value Portfolio: The portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on portfolio performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Please see the Fund’s prospectus for more information on these and other risks.

Capital and Income Portfolio: The portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may engage in short sales. Losses from short sales may be unlimited. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Junk bonds are speculative and their issuers may have diminished capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or circumstances are likely to weaken the capacity of issuers of these securities to make principal and interest payments. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.
vii	The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
viii	The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
ix	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
[x]	The Lehman Brothers Government/ Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/ BBB or higher).

 Fund at a Glance — Intermediate High Grade Portfolio (unaudited)

 Fund at a Glance — Appreciation Portfolio (unaudited)

 Fund at a Glance — Fundamental Value Portfolio (unaudited)

 Fund at a Glance — Capital and Income Portfolio (unaudited)

 Fund Expenses (unaudited)

          Example

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

          Actual Expenses

      The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

 Based on Actual Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Intermediate High Grade Portfolio	0.23%	$1,000.00	$1,002.30	2.18%	$10.82

Appreciation Portfolio	(1.07)	1,000.00	989.30	0.71	3.50

Fundamental Value Portfolio	(1.71)	1,000.00	982.90	0.78	3.83

Capital and Income Portfolio(4)	3.60	1,000.00	1,036.00	1.00	1.65

(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(4)	For the period May 3, 2005 (inception date) to June 30, 2005.

 Fund Expenses (unaudited) (continued)

          Hypothetical Example for Comparison Purposes

      The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 Based on Hypothetical Total Return(1)

	Hypothetical
	Annualized	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return	Value	Value	Ratio	the Period(2)

Intermediate High Grade Portfolio	5.00%	$1,000.00	$1,013.98	2.18%	$10.89

Appreciation Portfolio	5.00	1,000.00	1,021.27	0.71	3.56

Fundamental Value Portfolio	5.00	1,000.00	1,020.93	0.78	3.91

Capital and Income Portfolio(3)	5.00	1,000.00	1,006.47	1.00	1.62

(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of voluntary fee waiver) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(3)	For the period May 3, 2005 (inception date) to June 30, 2005.

Schedules of Investments (unaudited)	June 30, 2005

Intermediate High Grade Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

CORPORATE BONDS & NOTES — 39.3%
Banks — 9.1%
$100,000	A+	Bank of America Corp., Junior Subordinated Notes, 7.800% due 2/15/10	$114,485
100,000	AA-	Wells Fargo & Co., Senior Notes, 5.125% due 2/15/07	101,692

		Total Banks	216,177

Beverages — 4.4%
100,000	A+	PepsiCo, Inc., Notes, 5.700% due 11/1/08	105,259

Computers — 4.4%
100,000	A+	International Business Machines Corp., Senior Notes, 5.400% due 10/1/08	104,201

Cosmetics/Personal Care — 4.6%
100,000	AA-	Procter & Gamble Co., Notes, 6.875% due 9/15/09	110,970

Diversified Financial Services — 16.8%
100,000	BB+	Ford Motor Credit Co., Notes, 7.600% due 8/1/05	100,226
100,000	A+	JPMorgan Chase & Co., Senior Notes, 5.250% due 5/30/07	102,136
100,000	A+	Merrill Lynch & Co., Inc., Medium-Term Notes, Series B, 3.125% due 7/15/08	96,986
100,000	A+	Morgan Stanley, Bonds, 6.100% due 4/15/06	101,668

		Total Diversified Financial Services	401,016

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $921,430)	937,623

MORTGAGE-BACKED SECURITIES — 6.9%
FNMA — 6.9%
		Federal National Mortgage Association (FNMA):
33,475		7.000% due 1/1/13	35,095
125,617		6.000% due 6/1/13	130,029

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $158,695)	165,124

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.2%
U.S. Government Agency Obligations — 24.3%
125,000		Federal Home Loan Bank (FHLB), 5.125% due 3/6/06	126,181
400,000		Federal Home Loan Mortgage Corp. (FHLMC), 6.875% due 9/15/10	453,217

		Total U.S. Government Agency Obligations	579,398

U.S. Government Obligations — 19.9%
		U.S. Treasury Notes:
150,000		6.500% due 10/15/06	155,490
150,000		6.125% due 8/15/07	157,582
150,000		5.500% due 5/15/09	159,897

		Total U.S. Government Obligations	472,969

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
		(Cost — $993,207)	1,052,367

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
		(Cost — $2,073,332)	2,155,114

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Intermediate High Grade Portfolio

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 8.9%
Repurchase Agreement — 8.9%
$212,000	Interest in $1,006,158,000 joint tri-party repurchase agreement dated 6/30/05 with The Goldman Sachs Group, Inc., 3.350% due 7/1/05; Proceeds at maturity — $212,020 (Fully collateralized by various U.S. Treasury Obligations, 0.000% to 13.250% due 8/15/05 to 2/15/27; Market value — $216,240) (Cost — $212,000)	$212,000

	TOTAL INVESTMENTS — 99.3% (Cost — $2,285,332#)	2,367,114
	Other Assets in Excess of Liabilities — 0.7%	15,526

	TOTAL NET ASSETS — 100.0%	$2,382,640

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
#	Aggregate cost for Federal income tax purposes is substantially the same.
See Bond Ratings page following the Schedules of Investments.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Appreciation Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 90.9%
CONSUMER DISCRETIONARY — 12.5%
Hotels, Restaurants & Leisure — 1.1%
151,675	Fairmont Hotels & Resorts, Inc.	$5,282,840
59,000	International Game Technology	1,660,850
104,000	Marcus Corp.	2,206,880

		9,150,570

Leisure Equipment & Products — 0.3%
130,000	Hasbro, Inc.	2,702,700

Media — 7.3%
223,900	Comcast Corp., Special Class A Shares*	6,705,805
74,000	DIRECTV Group, Inc.	1,147,000
135,700	Gannett Co., Inc.	9,652,341
146,000	Liberty Media Corp., Series A Shares*	1,487,740
102,300	Meredith Corp.	5,018,838
148,700	SBS Broadcasting SA*	7,008,231
755,825	Time Warner, Inc.*	12,629,836
179,157	Viacom, Inc., Class B Shares	5,736,607
593,100	Walt Disney Co.	14,934,258

		64,320,656

Multi-Line Retail — 1.8%
60,000	Costco Wholesale Corp.	2,689,200
266,248	Wal-Mart Stores, Inc.	12,833,154

		15,522,354

Specialty Retail — 2.0%
163,000	Bed Bath & Beyond, Inc.*	6,810,140
150,000	Gap, Inc.	2,962,500
208,000	Home Depot, Inc.	8,091,200

		17,863,840

	TOTAL CONSUMER DISCRETIONARY	109,560,120

CONSUMER STAPLES — 8.3%
Beverages — 2.1%
104,560	Coca-Cola Co.	4,365,380
257,380	PepsiCo, Inc.	13,880,504

		18,245,884

Food & Staples Retailing — 0.5%
93,400	Walgreen Co.	4,295,466

Food Products — 3.2%
125,500	Archer-Daniels-Midland Co.	2,683,190
87,000	Dean Foods Co.*	3,065,880
119,000	General Mills, Inc.	5,568,010
151,000	H.J. Heinz Co.	5,348,420
31,100	Hershey Co.	1,931,310
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Appreciation Portfolio

SHARES	SECURITY	VALUE

Food Products (continued)
17,400	TreeHouse Foods, Inc.*	$496,074
135,700	Wm. Wrigley Jr. Co.	9,341,588

		28,434,472

Household Products — 1.8%
105,400	Kimberly-Clark Corp.	6,596,986
178,500	Procter & Gamble Co.	9,415,875

		16,012,861

Personal Products — 0.7%
117,980	Gillette Co.	5,973,327

	TOTAL CONSUMER STAPLES	72,962,010

ENERGY — 10.2%
Energy Equipment & Services — 1.5%
168,500	ENSCO International, Inc.	6,023,875
96,900	Schlumberger Ltd.	7,358,586

		13,382,461

Oil, Gas & Consumable Fuels — 8.7%
7,760	Apache Corp.	501,296
151,600	BP PLC, Sponsored ADR	9,456,808
308,440	Canadian Natural Resources Ltd.	11,221,047
60,000	Cimarex Energy Co.*	2,334,600
417,164	EnCana Corp.	16,515,523
505,718	Exxon Mobil Corp.	29,063,614
104,000	Suncor Energy, Inc.	4,921,280
105,000	Western Oil Sands, Inc., Class A Shares*	2,037,978

		76,052,146

	TOTAL ENERGY	89,434,607

EXCHANGE TRADED FUNDS — 1.8%
907,000	iShares MSCI Japan Index Fund	9,196,980
144,000	streetTRACKS Gold Trust*	6,255,360

	TOTAL EXCHANGE TRADED FUNDS	15,452,340

FINANCIALS — 15.0%
Commercial Banks — 2.2%
70,000	Bank of America Corp.	3,192,700
256,700	Wells Fargo & Co.	15,807,586

		19,000,286

Diversified Financial Services — 3.2%
191,000	Bank of New York Co., Inc.	5,496,980
29,000	Goldman Sachs Group, Inc.	2,958,580
227,040	JPMorgan Chase & Co.	8,019,053
206,400	Merrill Lynch & Co., Inc.	11,354,064

		27,828,677

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Appreciation Portfolio

SHARES	SECURITY	VALUE

Insurance — 7.2%
611	Berkshire Hathaway, Inc., Class A Shares*	$51,018,500
58,000	Lincoln National Corp.	2,721,360
242,500	St. Paul Travelers Cos., Inc.	9,586,025

		63,325,885

Real Estate — 2.3%
166,550	Forest City Enterprises, Inc., Class A Shares	11,825,050
82,400	St. Joe Co.	6,718,896
27,100	Tejon Ranch Co.*	1,394,837

		19,938,783

Thrifts & Mortgages — 0.1%
69,000	Brookline Bancorp, Inc.	1,121,940

	TOTAL FINANCIALS	131,215,571

HEALTH CARE — 8.8%
Biotechnology — 2.6%
167,650	Amgen, Inc.*	10,136,119
70,000	Biogen Idec, Inc.*	2,411,500
38,000	Genentech, Inc.*	3,050,640
112,000	IDEXX Laboratories, Inc.*	6,980,960

		22,579,219

Health Care Equipment & Supplies — 0.9%
45,500	C.R. Bard, Inc.	3,026,205
100,800	Medtronic, Inc.	5,220,432

		8,246,637

Pharmaceuticals — 5.3%
96,377	Eli Lilly and Co.	5,369,162
46,000	Hospira, Inc.*	1,794,000
253,308	Johnson & Johnson	16,465,020
25,000	Novartis AG, ADR	1,186,000
558,636	Pfizer, Inc.	15,407,181
70,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,179,800
85,000	Wyeth	3,782,500

		46,183,663

	TOTAL HEALTH CARE	77,009,519

INDUSTRIALS — 16.9%
Aerospace & Defense — 3.4%
176,000	Honeywell International, Inc.	6,446,880
253,000	Raytheon Co.	9,897,360
252,000	United Technologies Corp.	12,940,200

		29,284,440

Air Freight & Logistics — 0.9%
118,500	United Parcel Service, Inc., Class B Shares	8,195,460

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Appreciation Portfolio

SHARES	SECURITY	VALUE

Building Products — 0.4%
106,000	Masco Corp.	$3,366,560

Commercial Services & Supplies — 2.2%
177,000	Automatic Data Processing, Inc.	7,428,690
44,000	Pitney Bowes, Inc.	1,916,200
347,400	Waste Management, Inc.	9,845,316

		19,190,206

Electrical Equipment — 0.7%
115,000	American Power Conversion Corp.	2,712,850
58,000	Cooper Industries Ltd., Class A Shares	3,706,200

		6,419,050

Industrial Conglomerates — 8.4%
387,700	3M Co.	28,030,710
1,038,719	General Electric Co.	35,991,613
312,500	Tyco International Ltd.	9,125,000

		73,147,323

Road & Rail — 0.9%
185,669	Florida East Coast Industries, Inc.	8,039,468

	TOTAL INDUSTRIALS	147,642,507

INFORMATION TECHNOLOGY — 11.2%
Communications Equipment — 1.9%
517,450	Cisco Systems, Inc.*	9,888,469
350,000	JDS Uniphase Corp.*	532,000
726,000	Lucent Technologies, Inc.*	2,112,660
197,000	Motorola, Inc.	3,597,220

		16,130,349

Computers & Peripherals — 2.7%
536,000	EMC Corp.*	7,348,560
372,000	Hewlett-Packard Co.	8,745,720
104,550	International Business Machines Corp.	7,757,610

		23,851,890

Internet Software & Services — 1.2%
4,500	Google, Inc., Class A Shares*	1,323,675
101,000	InterActiveCorp*	2,429,050
193,000	Yahoo!, Inc.*	6,687,450

		10,440,175

Semiconductors & Semiconductor Equipment — 1.6%
151,512	Freescale Semiconductor, Inc., Class B Shares*	3,209,024
357,529	Intel Corp.	9,317,206
61,600	Texas Instruments, Inc.	1,729,112

		14,255,342

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Appreciation Portfolio

SHARES	SECURITY	VALUE

Software — 3.8%
1,342,236	Microsoft Corp.	$33,341,142

	TOTAL INFORMATION TECHNOLOGY	98,018,898

MATERIALS — 5.0%
Chemicals — 2.8%
127,000	Dow Chemical Co.	5,655,310
224,000	E.I. du Pont de Nemours and Co.	9,634,240
141,800	PPG Industries, Inc.	8,899,368

		24,188,918

Metals & Mining — 1.8%
148,700	Alcoa, Inc.	3,885,531
180,000	Newmont Mining Corp.	7,025,400
41,000	Rio Tinto PLC, Sponsored ADR	4,998,720

		15,909,651

Paper & Forest Products — 0.4%
62,300	Weyerhaeuser Co.	3,965,395

	TOTAL MATERIALS	44,063,964

TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.3%
60,500	Verizon Communications, Inc.	2,090,275

Wireless Telecommunication Services — 0.1%
45,500	Vodafone Group PLC, Sponsored ADR	1,106,560

	TOTAL TELECOMMUNICATION SERVICES	3,196,835

UTILITIES — 0.8%
Electric Utilities — 0.7%
136,000	Cinergy Corp.	6,095,520

Gas Utilities — 0.1%
30,000	KeySpan Corp.	1,221,000

	TOTAL UTILITIES	7,316,520

	TOTAL COMMON STOCK (Cost — $643,266,145)	795,872,891

WARRANT

WARRANT — 0.0%
Communications Equipment — 0.0%
27,796	Lucent Technologies, Inc., expires 12/10/07* (Cost — $0)	21,403

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $643,266,145)	795,894,294

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Appreciation Portfolio

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 9.0%
Repurchase Agreement — 9.0%
$79,001,000	Interest in $95,035,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America Corp., 2.750% due 7/1/05, Proceeds at maturity — $79,007,035; (Fully collateralized by various U.S. Treasury Notes and Bonds, 3.375% to 7.875% due 10/15/09 to 2/15/21; Market value — $80,581,655) (Cost — $79,001,000)	$79,001,000

	TOTAL INVESTMENTS — 99.9% (Cost — $722,267,145#)	874,895,294
	Other Assets in Excess of Liabilities — 0.1%	1,142,594

	TOTAL NET ASSETS — 100.0%	$876,037,888

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Fundamental Value Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 88.1%
CONSUMER DISCRETIONARY — 13.1%
Auto Components — 0.5%
72,600	BorgWarner, Inc. (a)	$3,896,442

Hotels, Restaurants & Leisure — 1.2%
188,000	Carnival Corp.	10,255,400

Leisure Equipment & Products — 2.5%
662,500	Hasbro, Inc.	13,773,375
451,800	Mattel, Inc.	8,267,940

		22,041,315

Media — 7.8%
123,900	Clear Channel Communications, Inc.	3,832,227
354,200	Comcast Corp., Special Class A Shares*	10,608,290
350,500	Interpublic Group of Cos., Inc.*	4,269,090
743,300	News Corp., Class B Shares (a)	12,532,038
353,400	Pearson PLC	4,165,645
830,700	Time Warner, Inc.*	13,880,997
277,300	Viacom, Inc., Class B Shares	8,879,146
371,200	Walt Disney Co.	9,346,816

		67,514,249

Specialty Retail — 1.1%
249,800	Home Depot, Inc.	9,717,220

	TOTAL CONSUMER DISCRETIONARY	113,424,626

CONSUMER STAPLES — 4.0%
Beverages — 1.1%
27,800	Molson Coors Brewing Co., Class B Shares	1,723,600
144,500	PepsiCo, Inc.	7,792,885

		9,516,485

Food & Staples Retailing — 1.3%
488,500	Safeway, Inc.	11,035,215

Food Products — 1.6%
537,400	Unilever PLC	5,188,040
221,200	Unilever PLC, Sponsored ADR	8,593,620

		13,781,660

	TOTAL CONSUMER STAPLES	34,333,360

ENERGY — 12.4%
Energy Equipment & Services — 3.9%
191,400	Baker Hughes, Inc.	9,792,024
254,100	GlobalSantaFe Corp. (a)	10,367,280
275,400	Halliburton Co. (a)	13,169,628

		33,328,932

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Fundamental Value Portfolio

SHARES	SECURITY	VALUE

Oil, Gas & Consumable Fuels — 8.5%
149,000	Anadarko Petroleum Corp.	$12,240,350
37,100	BP PLC, Sponsored ADR	2,314,298
176,200	Canadian Natural Resources Ltd.	6,410,156
151,700	Chevron Corp.	8,483,064
47,800	ConocoPhillips	2,748,022
165,600	Devon Energy Corp.	8,392,608
112,400	Exxon Mobil Corp.	6,459,628
305,000	Murphy Oil Corp.	15,930,150
542,390	Williams Cos., Inc.	10,305,410

		73,283,686

	TOTAL ENERGY	106,612,618

FINANCIALS — 16.6%
Commercial Banks — 4.2%
143,100	MGIC Investment Corp.	9,332,982
1,267	Mitsubishi Tokyo Financial Group, Inc. (a)	10,749,680
421,400	PMI Group, Inc. (a)	16,426,172

		36,508,834

Diversified Financial Services — 7.6%
200,000	American Express Co.	10,646,000
180,600	Bank of New York Co., Inc. (a)	5,197,668
392,400	JPMorgan Chase & Co.	13,859,568
438,600	MBNA Corp.	11,473,776
168,900	Merrill Lynch & Co., Inc.	9,291,189
156,300	Morgan Stanley	8,201,061
147,900	State Street Corp.	7,136,175

		65,805,437

Insurance — 4.4%
125,000	Ambac Financial Group, Inc. (a)	8,720,000
163,400	American International Group, Inc.	9,493,540
135,800	Chubb Corp. (a)	11,625,838
192,415	CNA Surety Corp.*	2,857,363
76,700	Hartford Financial Services Group, Inc. (a)	5,735,626

		38,432,367

Real Estate — 0.4%
179,200	Digital Realty Trust, Inc. (a)	3,114,496

	TOTAL FINANCIALS	143,861,134

HEALTH CARE — 10.4%
Biotechnology — 1.3%
70,200	Amgen, Inc.*	4,244,292
633,000	Aphton Corp.*	468,420
343,979	Enzo Biochem, Inc. (a)*	6,167,543

		10,880,255

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Fundamental Value Portfolio

SHARES	SECURITY	VALUE

Health Care Equipment & Supplies — 0.1%
45,000	Boston Scientific Corp. (a)*	$1,215,000

Pharmaceuticals — 9.0%
278,500	Abbott Laboratories	13,649,285
206,500	Bentley Pharmaceuticals, Inc. (a)*	2,261,175
38,500	Eli Lilly and Co.	2,144,835
231,300	GlaxoSmithKline PLC, ADR	11,220,363
235,500	Johnson & Johnson	15,307,500
170,800	Novartis AG, ADR (a)	8,102,752
447,500	Pfizer, Inc.	12,342,050
289,900	Wyeth	12,900,550

		77,928,510

	TOTAL HEALTH CARE	90,023,765

INDUSTRIALS — 7.8%
Aerospace & Defense — 2.6%
118,700	Boeing Co.	7,834,200
364,500	Raytheon Co.	14,259,240

		22,093,440

Airlines — 1.2%
756,400	Southwest Airlines Co.	10,536,652

Electrical Equipment — 0.4%
50,000	Emerson Electric Co.	3,131,500

Industrial Conglomerates — 1.8%
200,000	Honeywell International, Inc.	7,326,000
285,200	Tyco International Ltd.	8,327,840

		15,653,840

Machinery — 1.8%
122,900	Caterpillar, Inc.	11,713,599
64,000	Deere & Co.	4,191,360

		15,904,959

	TOTAL INDUSTRIALS	67,320,391

INFORMATION TECHNOLOGY — 14.9%
Communications Equipment — 4.0%
359,100	Cisco Systems, Inc.*	6,862,401
3,319,800	Lucent Technologies, Inc.*	9,660,618
577,300	Motorola, Inc.	10,541,498
437,500	Nokia OYJ, Sponsored ADR (a)	7,280,000

		34,344,517

Computers & Peripherals — 0.6%
248,600	Electronics for Imaging, Inc. (a)*	5,230,544

Electronic Equipment & Instruments — 3.7%
351,100	Agilent Technologies, Inc.*	8,082,322
126,800	Maxwell Technologies, Inc.*	1,545,692
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Fundamental Value Portfolio

SHARES	SECURITY	VALUE

Electronic Equipment & Instruments (continued)
40,500	Samsung Electronics Co., Ltd., GDR (b)	$9,689,625
3,325,753	Solectron Corp.*	12,604,604

		31,922,243

Internet Software & Services — 0.2%
87,600	IAC/InterActiveCorp (a)*	2,106,780

Office Electronics — 0.3%
291,700	IKON Office Solutions, Inc.	2,774,067

Semiconductors & Semiconductor Equipment — 3.8%
519,400	Applied Materials, Inc. (a)	8,403,892
106,300	Novellus Systems, Inc.*	2,626,673
1,244,504	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	11,349,876
365,500	Texas Instruments, Inc.	10,259,585

		32,640,026

Software — 2.3%
693,400	Micromuse, Inc. (a)*	3,924,644
614,500	Microsoft Corp.	15,264,180
164,700	RealNetworks, Inc. (a)*	818,559

		20,007,383

	TOTAL INFORMATION TECHNOLOGY	129,025,560

MATERIALS — 6.9%
Chemicals — 2.7%
234,800	Dow Chemical Co.	10,455,644
175,000	E.I. du Pont de Nemours and Co.	7,526,750
202,800	Engelhard Corp. (a)	5,789,940

		23,772,334

Metals & Mining — 3.0%
355,800	Alcoa, Inc.	9,297,054
90,000	Allegheny Technologies, Inc.	1,985,400
193,600	Newmont Mining Corp.	7,556,208
212,700	RTI International Metals, Inc. (a)*	6,680,907
189,800	WGI Heavy Minerals, Inc.*	340,671

		25,860,240

Paper & Forest Products — 1.2%
163,400	Weyerhaeuser Co.	10,400,410

	TOTAL MATERIALS	60,032,984

TELECOMMUNICATION SERVICES — 2.0%
Diversified Telecommunication Services — 0.8%
300,000	SBC Communications, Inc. (a)	7,125,000

Wireless Telecommunication Services — 1.2%
412,700	Vodafone Group PLC, Sponsored ADR (a)	10,036,864

	TOTAL TELECOMMUNICATION SERVICES	17,161,864

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Fundamental Value Portfolio

SHARES	SECURITY	VALUE

UTILITIES — 0.0%
Multi-Utilities — 0.0%
74,800	Dynegy, Inc., Class A Shares (a)*	$363,528

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $645,129,702)	762,159,830

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 22.2%
Repurchase Agreements — 12.1%
$2,498,000	Interest in $1,006,158,000 joint tri-party repurchase agreement dated 6/30/05 with The Goldman Sachs Group, Inc., 3.350% due 7/1/05, Proceeds at maturity — $2,498,232; (Fully collateralized by various U.S. Treasury Obligations, 0.000% to 13.250% due 8/15/05 to 2/15/27; Market value — $2,547,960)	2,498,000
34,000,000	Interest in $414,454,000 joint tri-party repurchase agreement dated 6/30/05 with Deutsche Bank Securities, Inc., 3.350% due 7/1/05, Proceeds at maturity — $34,003,164; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 16.136% due 12/1/05 to 6/15/35; Market value — $34,680,375)	34,000,000
34,000,000	Interest in $453,707,000 joint tri-party repurchase agreement dated 6/30/05 with Morgan Stanley, 3.350% due 7/1/05, Proceeds at maturity — $34,003,164; (Fully collateralized by various U.S. Government Agency Obligations 0.000% to 5.800% due 8/25/05 to 2/18/22; Market value — $35,038,660)	34,000,000
34,000,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.350% due 7/1/05, Proceeds at maturity — $34,003,164; (Fully collateralized by various U.S. Treasury Obligations and U.S. Government Agency Obligations, 0.000% to 4.625% due 6/16/06 to 1/13/33; Market value — $34,680,033)	34,000,000

	Total Repurchase Agreements (Cost — $104,498,000)	104,498,000

SHARES

Securities Purchased from Securities Lending Collateral — 10.1%
87,894,375	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $87,894,375)	87,894,375

	TOTAL SHORT-TERM INVESTMENTS (Cost — $192,392,375)	192,392,375

	TOTAL INVESTMENTS — 110.3% (Cost — $837,522,077#)	954,552,205
	Liabilities in Excess of Other Assets — (10.3)%	(88,859,492)

	TOTAL NET ASSETS — 100.0%	$865,692,713

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Capital and Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

CORPORATE BONDS & NOTES — 19.9%
Beverages — 0.5%
$100,000	A+	Anheuser-Busch Cos., Inc, 9.000% due 12/1/09	$118,994

Building Materials — 0.5%
120,000	BBB+	Masco Corp., Notes, 6.750% due 3/15/06	122,187

Diversified Financial Services — 15.0%
125,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	123,466
125,000	A+	Nationwide Building Society, Senior Notes, 2.625% due 1/30/07 (a)	122,400
3,095,580	BB-	Targeted Return Index Sector, TRAINS HY-2004-1, Senior Secured Notes, 8.211% due 8/1/15(a)(b)	3,275,334
103,000	AAA	TIAA Global Markets, Inc., Notes, 4.125% due 11/15/07 (a)	103,019

		Total Diversified Financial Services	3,624,219

Food — 1.4%
125,000	A	Campbell Soup Co., Notes, 6.900% due 10/15/06	129,350
75,000	BBB+	Kellogg Co., Senior Notes, 2.875% due 6/1/08	72,303
125,000	A	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	130,446

		Total Food	332,099

Home Builders — 0.4%
100,000	AA	Centex Corp., Notes, 4.750% due 1/15/08	100,659

Insurance — 0.9%
135,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	133,063
75,000	BBB+	Unitrin, Inc., Senior Notes, 5.750% due 7/1/07	76,926

		Total Insurance	209,989

Lodging — 0.2%
34,884	B+	Mandalay Resort Group, Senior Subordinated Notes, 9.375% due 2/15/10	39,157

Media — 0.2%
90,000	CCC-	Charter Communications Holdings LLC? Charter Communications Holdings Capital Corp., Senior Discount Notes, step bond to yield 18.468% due 5/15/11	60,075

Miscellaneous Manufacturing — 0.4%
100,000	A-	Cooper Industries, Inc., Senior Notes, 5.500% due 11/1/09	104,298

Oil & Gas — 0.4%
100,000	BBB+	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	101,593

		TOTAL CORPORATE BONDS & NOTES (Cost — $4,809,275)	4,813,270

CONVERTIBLE BONDS & NOTES — 7.9%
Environmental Control — 1.3%
385,000	B+	Allied Waste Industries, Inc., Senior Subordinated Debentures, 4.250% due 4/15/34	331,100

Internet — 1.0%
250,000	NR	i2 Technologies, Inc., Subordinated Notes, 5.250% due 12/15/06	241,250

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Capital and Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Media — 1.0%
$75,000	CCC-	Charter Communications, Inc., Senior Notes, 5.875% due 11/16/09 (a)	$48,469
70,000	BB+	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (c)	44,013
150,000	B	Mediacom Communications Corp., Senior Notes, 5.250% due 7/1/06	150,187

		Total Media	242,669

Pharmaceuticals — 0.8%
150,000	NR	NPS Pharmaceuticals, Inc., Senior Notes, 3.000% due 6/15/08	127,687
60,000	CCC+	Sepracor, Inc., Subordinated Debentures, 5.000% due 2/15/07	60,225

		Total Pharmaceuticals	187,912

Pipelines — 1.1%
500,000	B-	El Paso Corp., Debentures, zero coupon bond to yield 4.112% due 2/28/21	270,000

Semiconductors — 1.5%
60,000	B	Agere Systems, Inc., Subordinated Notes, 6.500% due 12/15/09	60,750
250,000	NR	Atmel Corp., Subordinated Notes, zero coupon bond to yield 4.889% due 5/23/21	116,875
200,000	CCC	Conexant Systems, Inc., Subordinated Notes, 4.000% due 2/1/07	184,500

		Total Semiconductors	362,125

Software — 0.1%
15,000	NR	BEA Systems, Inc., Subordinated Notes, 4.000% due 12/15/06	14,794

Telecommunications — 1.1%
300,000	B	Ciena Corp., Senior Notes, 3.750% due 2/1/08	266,250

		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $1,870,577)	1,916,100

ASSET-BACKED SECURITY — 1.0%
Home Equity — 1.0%
250,000	BBB-	Argent Securities, Inc., Series 2004-W8, Class M10, 6.814% due 5/25/34 (b)
		(Cost — $238,320)	245,001

SHARES

COMMON STOCK — 41.8%
CONSUMER DISCRETIONARY — 3.8%
Hotels, Restaurants & Leisure — 0.6%
500	Ctrip.com International Ltd., ADR	25,440
2,700	McDonald’s Corp.	74,925
700	Outback Steakhouse, Inc.	31,668

		132,033

Household Durables — 0.3%
2,900	Newell Rubbermaid, Inc.	69,136

Leisure Equipment & Products — 0.0%
400	Marvel Enterprises, Inc.*	7,888

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Capital and Income Portfolio

SHARES	SECURITY	VALUE

Media — 1.7%
600	Cablevision Systems Corp., New York Group, Class A Shares*	$19,320
13,339	Charter Communications, Inc., Class A Shares*	15,740
3,317	EchoStar Communications Corp., Class A Shares*	100,007
1,500	Interpublic Group of Cos., Inc.*	18,270
1,200	Liberty Global, Inc., Series A Shares*	56,004
1,300	Liberty Media Corp., Series A Shares*	13,247
2,100	News Corp., Class B Shares	35,406
300	R.H. Donnelley Corp.*	18,594
7,600	SES Global, FDR	114,476
1,600	Time Warner, Inc.*	26,736

		417,800

Multi-Line Retail — 0.7%
1,400	Dollar General Corp.	28,504
2,500	J.C. Penney Co., Inc.	131,450

		159,954

Specialty Retail — 0.4%
800	Best Buy Co., Inc.	54,840
400	Linens ’n Things, Inc.*	9,464
900	Sherwin-Williams Co.	42,381

		106,685

Textiles, Apparel & Luxury Goods — 0.1%
400	NIKE, Inc., Class B Shares	34,640

	TOTAL CONSUMER DISCRETIONARY	928,136

CONSUMER STAPLES — 2.5%
Beverages — 0.1%
600	PepsiCo, Inc.	32,358

Food & Staples Retailing — 0.7%
1,200	CVS Corp.	34,884
4,600	Kroger Co.*	87,538
1,100	Wal-Mart Stores, Inc.	53,020

		175,442

Food Products — 0.6%
900	Kellogg Co.	39,996
1,500	McCormick & Co., Inc., Non-Voting Shares	49,020
2,600	Sara Lee Corp.	51,506

		140,522

Household Products — 0.5%
1,500	Kimberly-Clark Corp.	93,885
500	Procter & Gamble Co.	26,375

		120,260

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Capital and Income Portfolio

SHARES	SECURITY	VALUE

Tobacco — 0.6%
2,300	Altria Group, Inc.	$148,718

	TOTAL CONSUMER STAPLES	617,300

ENERGY — 6.2%
Energy Equipment & Services — 2.2%
100	Compagnie Generale de Geophysique SA*	8,469
3,400	ENSCO International, Inc.	121,550
1,400	GlobalSantaFe Corp.	57,120
1,400	Halliburton Co.	66,948
2,400	Nabors Industries Ltd.*	145,488
1,500	Pride International, Inc.*	38,550
2,800	Rowan Cos., Inc.	83,188
500	TGS Nopec Geophysical Co., ASA*	13,417

		534,730

Oil, Gas & Consumable Fuels — 4.0%
1,300	BP PLC, Sponsored ADR	81,094
3,040	Canadian Natural Resources Ltd.	110,595
2,500	El Paso Corp.	28,800
3,700	Marathon Oil Corp.	197,469
3,640	Nexen, Inc.	110,510
3,000	OPTI Canada, Inc.*	65,473
400	Suncor Energy, Inc.	18,928
2,650	Total SA, Sponsored ADR	309,653
2,600	Williams Cos., Inc.	49,400

		971,922

	TOTAL ENERGY	1,506,652

FINANCIALS — 10.7%
Commercial Banks — 1.5%
3,400	Bank of America Corp.	155,074
900	Comerica, Inc.	52,020
400	Wachovia Corp.	19,840
1,700	Wells Fargo & Co.	104,686
400	Zions Bancorporation	29,412

		361,032

Diversified Financial Services — 2.6%
300	American Express Co.	15,969
3,602	Capital One Financial Corp.	288,196
1,900	Freddie Mac	123,937
200	Goldman Sachs Group, Inc.	20,404
1,500	JPMorgan Chase & Co.	52,980
400	Legg Mason, Inc.	41,644
200	Lehman Brothers Holdings, Inc.	19,856
1,300	Merrill Lynch & Co., Inc.	71,513

		634,499

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Capital and Income Portfolio

SHARES	SECURITY	VALUE

Insurance — 1.1%
800	AFLAC, Inc.	$34,624
900	American International Group, Inc.	52,290
900	Assurant, Inc.	32,490
1,100	Chubb Corp.	94,171
200	Hartford Financial Services Group, Inc.	14,956
400	IPC Holdings Ltd.	15,848
400	Willis Group Holdings Ltd.	13,088

		257,467

Real Estate — 5.5%
600	Alexandria Real Estate Equities, Inc.	44,070
2,100	AMB Property Corp.	91,203
1,400	Archstone-Smith Trust	54,068
1,000	Avalonbay Communities, Inc.	80,800
1,100	BioMed Realty Trust, Inc.	26,235
600	Boston Properties, Inc.	42,000
400	BRE Properties, Inc., Class A Shares	16,740
800	CarrAmerica Realty Corp.	28,944
400	Developers Diversified Realty Corp.	18,384
700	Duke Realty Corp.	22,162
1,600	Equity Office Properties Trust	52,960
1,800	Equity Residential	66,276
900	Federal Realty Investment Trust	53,100
2,100	General Growth Properties, Inc.	86,289
400	Global Signal, Inc.	15,060
300	Heritage Property Investment Trust	10,506
900	Highwoods Properties, Inc.	26,784
1,000	iStar Financial, Inc.	41,590
400	Kimco Realty Corp.	23,564
200	Macerich Co.	13,410
200	Pan Pacific Retail Properties, Inc.	13,276
2,700	ProLogis	108,648
1,200	PS Business Parks, Inc.	53,340
700	Public Storage, Inc.	44,275
800	Reckson Associates Realty Corp.	26,840
1,300	Simon Property Group, Inc.	94,237
1,500	SL Green Realty Corp.	96,750
900	Vornado Realty Trust	72,360

		1,323,871

	TOTAL FINANCIALS	2,576,869

HEALTH CARE — 6.7%
Biotechnology — 1.7%
3,900	Abgenix, Inc.*	33,462
1,800	Amgen, Inc.*	108,828
4,400	CuraGen Corp.*	22,616
1,500	CV Therapeutics, Inc.*	33,630
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Capital and Income Portfolio

SHARES	SECURITY	VALUE

Biotechnology (continued)
1,400	Cytori Therapeutics, Inc.*	$4,319
500	Genentech, Inc.*	40,140
300	InterMune, Inc.*	3,912
2,000	OSI Pharmaceuticals, Inc.*	81,740
1,800	Protein Design Labs, Inc.*	36,378
2,200	Telik, Inc.*	35,772

		400,797

Health Care Equipment & Supplies — 1.3%
1,800	DJ Orthopedics, Inc.*	49,374
500	Fisher Scientific International, Inc.*	32,450
2,400	Guidant Corp.	161,520
1,100	Zimmer Holdings, Inc.*	83,787

		327,131

Health Care Providers & Services — 1.4%
900	Aetna, Inc.	74,538
1,500	Coventry Health Care, Inc.*	106,125
1,200	PacifiCare Health Systems, Inc.*	85,740
1,000	WellPoint, Inc.*	69,640

		336,043

Pharmaceuticals — 2.3%
900	Abbott Laboratories	44,109
2,000	Connetics Corp.*	35,280
800	GlaxoSmithKline PLC, ADR	38,808
1,200	Novartis AG, ADR	56,928
3,300	Pfizer, Inc.	91,014
900	Sanofi-Aventis	73,934
1,400	Sanofi-Aventis, ADR	57,386
2,400	Sepracor, Inc.*	144,024
700	Teva Pharmaceutical Industries Ltd., Sponsored ADR	21,798

		563,281

	TOTAL HEALTH CARE	1,627,252

INDUSTRIALS — 3.6%
Aerospace & Defense — 1.5%
3,700	Boeing Co.	244,200
2,800	Raytheon Co.	109,536

		353,736

Building Products — 0.4%
2,400	American Standard Cos., Inc.	100,608

Commercial Services & Supplies — 0.2%
600	Avery Dennison Corp.	31,776
1,700	Wright Express Corp.*	31,399

		63,175

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Capital and Income Portfolio

SHARES	SECURITY	VALUE

Construction & Engineering — 0.3%
2,900	Chicago Bridge & Iron Co. NV, New York Shares	$66,294

Industrial Conglomerates — 1.1%
7,600	General Electric Co.	263,340

Trading Companies & Distributors — 0.1%
400	MSC Industrial Direct Co., Inc., Class A Shares	13,500

	TOTAL INDUSTRIALS	860,653

INFORMATION TECHNOLOGY — 4.5%
Communications Equipment — 1.7%
9,400	ADC Telecommunications, Inc.*	204,638
3,600	Nokia OYJ, Sponsored ADR	59,904
43,800	Nortel Networks Corp.*	114,318
2,300	Polycom, Inc.*	34,293

		413,153

Computers & Peripherals — 0.7%
300	Hewlett-Packard Co.	7,053
2,300	Lexmark International, Inc., Class A Shares*	149,109

		156,162

Electronic Equipment & Instruments — 0.0%
100	Dolby Laboratories, Inc., Class A Shares*	2,206

Internet Software & Services — 0.2%
1,800	Digitas, Inc.*	20,538
700	SINA Corp.*	19,530

		40,068

Semiconductors & Semiconductor Equipment — 1.0%
2,700	Applied Materials, Inc.	43,686
900	Intel Corp.	23,454
3,300	Maxim Integrated Products, Inc.	126,093
1,500	Novellus Systems, Inc.*	37,065
2,000	Teradyne, Inc.*	23,940

		254,238

Software — 0.9%
600	Cognos, Inc.*	20,484
8,200	Microsoft Corp.	203,688

		224,172

	TOTAL INFORMATION TECHNOLOGY	1,089,999

MATERIALS — 1.3%
Chemicals — 0.6%
2,100	Air Products & Chemicals, Inc.	126,630
300	E.I. du Pont de Nemours and Co.	12,903

		139,533

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Capital and Income Portfolio

SHARES	SECURITY	VALUE

Containers & Packaging — 0.2%
800	Sealed Air Corp.*	$39,832

Metals & Mining — 0.5%
2,600	Barrick Gold Corp.	65,078
2,700	Compass Minerals International, Inc.	63,180

		128,258

	TOTAL MATERIALS	307,623

TELECOMMUNICATION SERVICES — 1.8%
Diversified Telecommunication Services — 0.9%
800	ALLTEL Corp.	49,824
800	Citizens Communications Co.	10,752
1,100	New Skies Satellites Holdings Ltd.	21,835
6,400	Telewest Global, Inc.*	145,792

		228,203

Wireless Telecommunication Services — 0.9%
300	Crown Castle International Corp.*	6,096
3,900	Nextel Communications, Inc., Class A Shares*	126,009
1,200	Nextel Partners, Inc., Class A Shares*	30,204
600	SpectraSite, Inc.*	44,658

		206,967

	TOTAL TELECOMMUNICATION SERVICES	435,170

UTILITIES — 0.7%
Electric Utilities — 0.5%
1,400	AES Corp.*	22,932
800	Entergy Corp.	60,440
700	NRG Energy, Inc.*	26,320

		109,692

Multi-Utilities — 0.2%
1,200	Sempra Energy	49,572

	TOTAL UTILITIES	159,264

	TOTAL COMMON STOCK (Cost — $9,630,017)	10,108,918

CONVERTIBLE PREFERRED STOCK — 3.5%

ENERGY — 0.2%
Energy Equipment & Services — 0.2%
1,150	Hanover Compressor Capital Trust, 7.250% due 12/15/29	54,913

FINANCIALS — 3.2%
Commercial Banks — 1.2%
1,800	Commerce Capital Trust II, 5.950% due 3/11/32	103,950
4,300	Sovereign Capital Trust IV, 4.375% due 3/1/34	190,275

		294,225

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Capital and Income Portfolio

SHARES	SECURITY	VALUE

Real Estate — 2.0%
5,700	Host Marriott Finance Trust, 6.750% due 12/2/26	$327,750
2,200	Simon Property Group, Inc., 6.000% due 12/31/49	136,400

		464,150

	TOTAL FINANCIALS	758,375

TELECOMMUNICATION SERVICES — 0.1%
Wireless Telecommunication Services — 0.1%
200	Dobson Communications Corp., 6.000% due 8/19/16	25,100

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $806,480)	838,388

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $17,354,669)	17,921,677

FACE
AMOUNT

SHORT-TERM INVESTMENT — 26.6%
Repurchase Agreement — 26.6%
$6,431,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05, Proceeds at maturity — $6,431,598; (Fully collateralized by various U.S. Treasury obligations and U.S. government agency obligations, 0.000% to 4.870% due 6/16/06 to 1/13/33; Market value — $6,559,626) (Cost — $6,431,000)	6,431,000

	TOTAL INVESTMENTS — 100.7% (Cost — $23,785,669#)	24,352,677
	Liabilities in Excess of Other Assets — (0.7)%	(175,878)

	TOTAL NET ASSETS — 100.0%	$24,176,799

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the actual maturity.
(c)	This convertible bond is convertible into the common stock of Sprint/Nextel Corp.
#	Aggregate cost for Federal income tax purposes is substantially the same.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
See Bond Ratings page following the Schedule of Investments.

Abbreviations used in this schedule:

ADR — American Depositary Receipt.

FDR — Fiduciary Depositary Receipt.
See Notes to Financial Statements.

 Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

NR	—	Indicates that the bond is not rated by Standard & Poor’s and Moody’s.

Statement of Assets and Liabilities (unaudited)	June 30, 2005

	Intermediate		Fundamental	Capital and
	High Grade	Appreciation	Value	Income
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments, at cost	$2,073,332	$643,266,145	$645,129,702	$17,354,669
Short-term investments, at cost	212,000	79,001,000	192,392,375	6,431,000
Foreign currency, at cost	—	—	64,100	1,127

Investments, at value	$2,155,114	$795,894,294	$762,159,830	$17,921,677
Short-term investments, at value	212,000	79,001,000	192,392,375	6,431,000
Foreign currency, at value	—	—	63,744	1,111
Cash	622	1,179	161	731
Receivable for securities sold	—	1,359,702	799,833	32,074
Dividends and interest receivable	32,999	715,317	1,117,286	124,755
Receivable for Fund shares sold	—	78,909	—	99,204

Total Assets	2,400,735	877,050,401	956,533,229	24,610,552

LIABILITIES:
Payable for Fund shares repurchased	3,728	441,100	299,708	—
Transfer agent fees payable	834	1,253	829	824
Investment advisory fees payable	790	370,014	392,340	12,980
Trustees’ fees payable	483	5,054	4,955	204
Administration fees payable	395	134,891	142,669	—
Payable for loaned securities collateral (Notes 1 and 3)	—	—	87,894,375	—
Payable for securities purchased	—	—	2,027,634	410,777
Accrued expenses	11,865	60,201	78,006	8,968

Total Liabilities	18,095	1,012,513	90,840,516	433,753

Total Net Assets	$2,382,640	$876,037,888	$865,692,713	$24,176,799

NET ASSETS:
Par value (Note 4)	$274	$37,793	$41,749	$2,335
Paid-in capital in excess of par value	2,815,555	754,738,728	719,241,507	23,454,839
Undistributed (overdistributed) net investment income	(22,465)	3,654,328	4,057,550	82,164
Accumulated net realized gain (loss) on investments, futures contracts and foreign currencies	(492,506)	(35,021,255)	25,321,871	70,474
Net unrealized appreciation on investments and foreign currencies	81,782	152,628,294	117,030,036	566,987

Total Net Assets	$2,382,640	$876,037,888	$865,692,713	$24,176,799

Shares Outstanding	273,848	37,793,052	41,748,961	2,334,765

Net Asset Value	$8.70	$23.18	$20.74	$10.36

See Notes to Financial Statements.

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2005

	Intermediate		Fundamental	Capital and
	High Grade	Appreciation	Value	Income
	Portfolio	Portfolio	Portfolio	Portfolio*

INVESTMENT INCOME:
Dividends	—	$5,604,919	$5,800,105	$48,522
Interest (Notes 1 and 3)	$60,791	1,060,061	1,505,298	68,088
Securities lending	—	—	60,861	—
Less: Foreign taxes withheld	—	(16,408)	(132,145)	(1,733)

Total Investment Income	60,791	6,648,572	7,234,119	114,877

EXPENSES:
Audit and tax	6,923	10,491	12,529	3,699
Custody	5,115	25,534	33,884	2,425
Investment advisory fees (Note 2)	4,928	2,194,092	2,347,262	24,535
Administration fees (Note 2)	2,464	800,088	853,550	—
Transfer agent fees (Note 2)	2,461	2,475	2,503	824
Legal fees	2,413	3,160	6,861	760
Shareholder reports	983	31,176	26,285	1,451
Trustees’ fees	688	7,994	12,901	275
Insurance	329	9,674	15,840	—
Miscellaneous expenses	594	2,222	12,175	632

Total Expenses	26,898	3,086,906	3,323,790	34,601
Less: Investment advisory fee waiver (Note 2)	—	—	—	(1,888)

Net Expenses	26,898	3,086,906	3,323,790	32,713

Net Investment Income	33,893	3,561,666	3,910,329	82,164

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	4,345	15,723,853	29,796,875	72,584
Futures contracts	—	58,395	—	—
Foreign currency transactions	—	(68)	(44,194)	(2,110)

Net Realized Gain	4,345	15,782,180	29,752,681	70,474

Change in Net Unrealized Appreciation/ Depreciation From:
Investments	(33,162)	(29,504,940)	(49,064,088)	567,008
Foreign currencies	—	(204)	(92)	(21)

Change in Net Unrealized Appreciation/ Depreciation	(33,162)	(29,505,144)	(49,064,180)	566,987

Net Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(28,817)	(13,722,964)	(19,311,499)	637,461

Increase (Decrease) in Net Assets From Operations	$5,076	$(10,161,298)	$(15,401,170)	$719,625

* For the period May 3, 2005 (inception date) to June 30, 2005 (unaudited).
See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	Intermediate High Grade
	Portfolio

	2005	2004

OPERATIONS:
Net investment income	$33,893	$85,333
Net realized gain	4,345	9,251
Change in net unrealized appreciation/depreciation	(33,162)	(77,352)

Increase in Net Assets From Operations	5,076	17,232

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(108,020)

Decrease in Net Assets From Distributions to Shareholders	—	(108,020)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	12,498	1,420
Reinvestment of distributions	—	108,020
Cost of shares repurchased	(282,012)	(443,482)

Decrease in Net Assets From Fund Share Transactions	(269,514)	(334,042)

Decrease in Net Assets	(264,438)	(424,830)
NET ASSETS:
Beginning of period	2,647,078	3,071,908

End of period*	$2,382,640	$2,647,078

* Includes overdistributed net investment income of:	$(22,465)	$(56,358)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	Appreciation Portfolio

	2005	2004

OPERATIONS:
Net investment income	$3,561,666	$8,843,882
Net realized gain	15,782,180	11,966,750
Change in net unrealized appreciation/depreciation	(29,505,144)	47,028,185

Increase (Decrease) in Net Assets From Operations	(10,161,298)	67,838,817

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(9,112,037)

Decrease in Net Assets From Distributions to Shareholders	—	(9,112,037)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	64,728,047	84,567,958
Reinvestment of distributions	—	9,112,037
Cost of shares repurchased	(30,032,845)	(30,802,879)

Increase in Net Assets From Fund Share Transactions	34,695,202	62,877,116

Increase in Net Assets	24,533,904	121,603,896
NET ASSETS:
Beginning of period	851,503,984	729,900,088

End of period*	$876,037,888	$851,503,984

* Includes undistributed net investment income of:	$3,654,328	$92,662

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	Fundamental Value Portfolio

	2005	2004

OPERATIONS:
Net investment income	$3,910,329	$5,500,044
Net realized gain	29,752,681	34,221,865
Change in net unrealized appreciation/depreciation	(49,064,180)	24,977,197

Increase (Decrease) in Net Assets From Operations	(15,401,170)	64,699,106

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(5,645,898)
Net realized gains	—	(19,989,073)

Decrease in Net Assets From Distributions to Shareholders	—	(25,634,971)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	19,329,921	113,780,488
Reinvestment of distributions	—	25,634,971
Cost of shares repurchased	(23,946,112)	(26,690,821)

Increase (Decrease) in Net Assets From Fund Share Transactions	(4,616,191)	112,724,638

Increase (Decrease) in Net Assets	(20,017,361)	151,788,773
NET ASSETS:
Beginning of period	885,710,074	733,921,301

End of period*	$865,692,713	$885,710,074

* Includes undistributed net investment income of:	$4,057,550	$147,221

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Period Ended June 30, (unaudited)

Capital and
Income Portfolio

2005*

OPERATIONS:
Net investment income	$82,164
Net realized gain	70,474
Change in net unrealized appreciation/depreciation	566,987

Increase in Net Assets From Operations	719,625

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	23,459,073
Cost of shares repurchased	(1,899)

Increase in Net Assets From Fund Share Transactions	23,457,174

Increase in Net Assets	24,176,799
NET ASSETS:
Beginning of period	—

End of period**	$24,176,799

** Includes undistributed net investment income of:	$82,164

* The Fund commenced operations on May 3, 2005.
See Notes to Financial Statements.

 Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

INTERMEDIATE HIGH GRADE PORTFOLIO	2005(1)		2004	2003	2002(2)	2001(2)	2000(2)

Net Asset Value, Beginning of Period	$8.68		$8.99	$9.24	$9.61	$9.74	$9.69

Income (Loss) from Operations:
Net investment income	0.10		0.28	0.32	0.30	0.46 (3)	0.54
Net realized and unrealized gain (loss)	(0.08)		(0.22)	(0.17)	0.48	0.23 (3)	0.35

Total Income From Operations	0.02		0.06	0.15	0.78	0.69	0.89

Less Distributions From:
Net investment income	—		(0.37)	(0.40)	(1.15)	(0.82)	(0.84)

Total Distributions	—		(0.37)	(0.40)	(1.15)	(0.82)	(0.84)

Net Asset Value, End of Period	$8.70		$8.68	$8.99	$9.24	$9.61	$9.74

Total Return(4)	0.23%		0.65%	1.63%	8.35%	7.39%	9.83%

Net Assets, End of Period (000’s)	$2,383		$2,647	$3,072	$3,666	$4,571	$6,558

Ratios to Average Net Assets:
Gross expenses	2.18	%(5)	1.96%	1.74%	2.02%	1.19%	0.98%
Net expenses	2.18	(5)	1.90 (6)	1.74	2.02	1.19	0.98
Net investment income	2.75	(5)	2.95	3.10	3.14	4.63 (3)	5.72

Portfolio Turnover Rate	0%		10%	6%	27%	57%	42%

APPRECIATION PORTFOLIO	2005(1)		2004	2003	2002(2)	2001(2)	2000(2)

Net Asset Value, Beginning of Period	$23.43		$21.77	$17.58	$21.66	$22.81	$23.39

Income (Loss) from Operations:
Net investment income	0.09		0.25	0.14	0.13	0.18	0.27
Net realized and unrealized gain (loss)	(0.34)		1.66	4.18	(3.92)	(1.09)	(0.37)

Total Income (Loss) From Operations	(0.25)		1.91	4.32	(3.79)	(0.91)	(0.10)

Less Distributions From:
Net investment income	—		(0.25)	(0.13)	(0.29)	(0.24)	(0.17)
Net realized gains	—		—	—	—	—	(0.31)

Total Distributions	—		(0.25)	(0.13)	(0.29)	(0.24)	(0.48)

Net Asset Value, End of Period	$23.18		$23.43	$21.77	$17.58	$21.66	$22.81

Total Return(4)	(1.07)%		8.79%	24.56%	(17.53)%	(3.97)%	(0.41)%

Net Assets, End of Period (millions)	$876		$852	$730	$549	$638	$611

Ratios to Average Net Assets:
Gross expenses	0.71	%(5)	0.75%	0.77%	0.77%	0.77%	0.78%
Net expenses	0.71	(5)	0.75 (6)	0.77	0.77	0.77	0.78
Net investment income	0.82	(5)	1.14	0.73	0.67	0.83	1.18

Portfolio Turnover Rate	22%		41%	41%	71%	59%	64%

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.50, $0.19 and 5.06%, respectively. Per share information, ratios and supplemental data for the periods January 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment adviser has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

 Financial Highlights (continued)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

FUNDAMENTAL VALUE PORTFOLIO	2005(1)		2004	2003	2002(2)	2001	2000

Net Asset Value, Beginning of Period	$21.10		$20.08	$14.56	$19.08	$22.55	$20.14

Income (Loss) from Operations:
Net investment income	0.09		0.13	0.11	0.11	0.08	0.20
Net realized and unrealized gain (loss)	(0.45)		1.52	5.51	(4.16)	(1.22)	3.73

Total Income (Loss) From Operations	(0.36)		1.65	5.62	(4.05)	(1.14)	3.93

Less Distributions From:
Net investment income	—		(0.14)	(0.10)	(0.18)	(0.15)	(0.39)
Net realized gains	—		(0.49)	—	(0.29)	(2.18)	(1.13)

Total Distributions	—		(0.63)	(0.10)	(0.47)	(2.33)	(1.52)

Net Asset Value, End of Period	$20.74		$21.10	$20.08	$14.56	$19.08	$22.55

Total Return(3)	(1.71)%		8.22%	38.64%	(21.30)%	(5.27)%	20.47%

Net Assets, End of Period (millions)	$866		$886	$734	$473	$473	$358

Ratios to Average Net Assets:
Gross expenses	0.78	% (4)	0.77%	0.77%	0.78%	0.77%	0.79%
Net expenses	0.78	(4)	0.77 (5)	0.77	0.78	0.77	0.79
Net investment income	0.92	(4)	0.68	0.71	0.68	0.64	0.83

Portfolio Turnover Rate	18%		31%	18%	20%	32%	36%

CAPITAL AND INCOME PORTFOLIO	2005(6)

Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net investment income	0.04
Net realized and unrealized gain	0.32

Total Income From Operations	0.36

Net Asset Value, End of Period	$10.36

Total Return(3)	3.60%

Net Assets, End of Period (000s)	$24,177

Ratios to Average Net Assets:
Gross expenses(4)	1.06%
Net expenses(4)(5)(7)	1.00
Net investment income(4)	2.51

Portfolio Turnover Rate	27%

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment adviser has voluntarily waived a portion of its fees.
(6)	For the period May 3, 2005 (inception date) to June 30, 2005 (unaudited).
(7)	The manager has agreed through May 1, 2006 to waive a portion of its fees and/or reimburse expenses so that the Fund’s total operating expenses will not exceed 1.00% of net assets.

See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)

          1.     Organization and Significant Accounting Policies

      The Intermediate High Grade Portfolio (“IHGP”), Appreciation Portfolio (“AP”), Fundamental Value Portfolio (“FVP”) and Capital and Income Portfolio (“CIP”), which commenced operations on May 3, 2005, (“Funds”) are separate diversified investment funds of the Greenwich Street Series Fund (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Shares of the Trust can be acquired through investing in an individual flexible premium deferred combination fixed and variable annuity contract or a certificate evidencing interest in a master group flexible premium deferred annuity offered by certain insurance companies. The Funds and the other investment funds of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

      The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

      (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      (c) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

      The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

      (d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains

 Notes to Financial Statements (unaudited) (continued)

and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      (e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

      (f) Distributions to Shareholders. Distributions from net investment income for the Funds, if any, are declared and paid at least annually. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

      (g) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

          2.     Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

      The Trust, on behalf of the Funds, has entered into investment advisory agreements (“Advisory Agreement”) with Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). The Intermediate High Grade Portfolio and Capital and Income Portfolio pay investment advisory fees calculated at the annual rate of 0.40% and 0.75% of the Funds’ average daily net assets, respectively.

      The Trust, on behalf of the Funds, has entered into administration agreements with SBFM. The Intermediate High Grade Portfolio pays an administration fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets.

      As of August 1, 2004, for the Appreciation Portfolio and Fundamental Value Portfolio, the advisory fee and administration fee, each of which is calculated daily and payable monthly, was reduced from 0.55% and 0.20%, respectively, of each Fund’s respective average daily net assets to a fee calculated at the annual rates in accordance with the following schedule:

	Investment
	Advisory	Administration
Average Daily Net Assets	Fee Rate	Fee Rate

Appreciation Portfolio
Up to $250 million	0.550%	0.200%
Next $250 million	0.513	0.187
Next $500 million	0.476	0.174
Next $1 billion	0.439	0.161
Next $1 billion	0.402	0.148
Over $3 billion	0.365	0.135

Fundamental Value Portfolio
Up to $1.5 billion	0.550%	0.200%
Next $0.5 billion	0.500	0.200
Next $0.5 billion	0.490	0.160
Next $1 billion	0.460	0.140
Over $3.5 billion	0.380	0.120

 Notes to Financial Statements (unaudited) (continued)

      During the six months ended June 30, 2005, SBFM voluntarily waived a portion of its investment advisory fees in the amount of $1,888 for the Capital and Income Portfolio. The manager has agreed through May 1, 2006 to waive a portion of its fees and/or reimburse expenses so that the Fund’s total operating expenses will not exceed 1.00% of net assets.

      Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended June 30, 2005, each Fund paid transfer agent fees of $2,500 to CTB.

      During the six months ended June 30, 2005, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions in the amount of $15,340, $21,952 and $34 for Appreciation, Fundamental Value and Capital and Income Portfolios, respectively.

      All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

          3.     Investments

      During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales

Intermediate High Grade Portfolio	$—	$404,399
Appreciation Portfolio	245,281,981	170,279,737
Fundamental Value Portfolio	133,880,397	172,309,414
Capital and Income Portfolio	21,308,829	4,030,246

      At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

			Net Unrealized
	Appreciation	Depreciation	Appreciation

Intermediate High Grade Portfolio	$111,803	$(30,021)	$81,782
Appreciation Portfolio	158,910,082	(6,281,933)	152,628,149
Fundamental Value Portfolio	148,355,614	(31,325,486)	117,030,128
Capital and Income Portfolio	678,159	(111,151)	567,008

      At June 30, 2005, the Fundamental Value Portfolio loaned securities having a market value of $84,750,615. The Fund received cash collateral amounting to $87,894,375 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund registered under the 1940 Act.

          4.     Shares of Beneficial Interest

      At June 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares for each Fund were as follows:

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

Intermediate High Grade Portfolio
Shares sold	1,452	158
Shares issued on reinvestment	—	12,459
Shares repurchased	(32,649)	(49,253)

Net Decrease	(31,197)	(36,636)

Appreciation Portfolio
Shares sold	2,748,692	3,802,727
Shares issued on reinvestment	—	389,368
Shares repurchased	(1,292,375)	(1,382,315)

Net Increase	1,456,317	2,809,780

 Notes to Financial Statements (unaudited) (continued)

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

Fundamental Value Portfolio
Shares sold	942,269	5,533,366
Shares issued on reinvestment	—	1,216,243
Shares repurchased	(1,169,657)	(1,317,176)

Net Increase/ Decrease	(227,388)	5,432,433

Capital and Income Portfolio*
Shares sold	2,334,949	—
Shares repurchased	(184)	—

Net Increase	2,334,765	—

*	The Fund commenced operations on May 3, 2005.

          5.     Additional Information

      On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

      The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

      At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

 Notes to Financial Statements (unaudited) (continued)

          6.     Legal Matters

      Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

      On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

      Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

      As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

          7.     Capital Loss Carryforward

      On December 31, 2004, the Funds had net capital loss carryforwards as follows:

	Intermediate High Grade	Appreciation
Year of Expiration	Portfolio	Portfolio

12/31/2005	$24,191	—
12/31/2006	84,253	—
12/31/2007	110,100	—
12/31/2008	266,285	—
12/31/2009	—	10,595,121
12/31/2010	—	30,116,714
12/31/2011	606	7,312,341

	$485,435	$48,024,176

      These amounts will be available to offset any future taxable capital gains.

          8.     Other Matters

      On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

      As part of this transaction, SBFM (the “Adviser”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Adviser is the investment adviser to the Funds.

      The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

      Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment advisory contract between the Funds and the Adviser. Therefore, the Funds’ Board of Trustees will be asked to approve a new investment advisory contract between the Funds and the Adviser. If approved by the Board, the new investment advisory contract will be presented to the shareholders of the Funds for their approval.

      Subsequently, on August 1, 2005, the Board approved the new investment advisory contract between the Funds and the Adviser.

          9.     Important Information

      On April 15, 2005 and July 12, 2005, the Board of Trustees of the Trust, on behalf of the Intermediate High Grade Portfolio, approved a proposal to liquidate the Fund.

(This page intentionally left blank.)

Greenwich Street Series Fund

TRUSTEES Dwight B. Crane Burt N. Dorsett R. Jay Gerken, CFA Chairman Elliot S. Jaffe Stephen E. Kaufman Cornelius C. Rose, Jr.	INVESTMENT ADVISER AND ADMINISTRATOR Smith Barney Fund Management LLC CUSTODIAN State Street Bank and Trust Company TRANSFER AGENT Citicorp Trust Bank, fsb.

OFFICERS	SUB-TRANSFER AGENT
R. Jay Gerken, CFA	PFPC Inc.
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Kaprel Ozsolak
Chief Financial Officer
and Treasurer

Harry D. Cohen
Vice President and
Investment Officer

Scott Glasser
Vice President and
Investment Officer

John G. Goode
Vice President and
Investment Officer

Eugene J. Kirkwood
Vice President and
Investment Officer

Mark J. McAllister, CFA
Vice President and
Investment Officer

Michael Sedoy, CFA
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Robert I. Frenkel
Secretary and Chief Legal Officer

Greenwich Street Series Fund

Appreciation Portfolio

Fundamental Value Portfolio

Intermediate High Grade Portfolio

Capital and Income Portfolio

The Funds are separate investment funds of the Greenwich Street Series Fund, a Massachusetts business trust.

This report is submitted for the general information of the owners of the Greenwich Street Series Fund.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

S-6225-1 N (8/05)	05-8930

ITEM 2.           CODE OF ETHICS.
Not applicable.
ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.           SCHEDULE OF INVESTMENTS.
Not applicable.
ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.
Not applicable.
ITEM 8.           [RESERVED]
ITEM 9.            PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11.          CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Greenwich Street Series Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Greenwich Street Series Fund
Date: September 7, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Greenwich Street Series Fund
Date: September 7, 2005

By:	/s/ Kaprel Ozsolak Kaprel Ozsolak Chief Financial Officer of Greenwich Street Series Fund
Date: September 7, 2005